Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Feb. 29, 2024	Aug. 31, 2023
Current assets
Cash	$ 7,959	$ 7,629
Amounts receivable	1,227	3,140
Prepayments and other assets	1,108	1,463
Inventories	5,874	4,961
Total current assets	16,168	17,193
Other long-term assets	3,328	2,948
Mineral property, plant and equipment	68,703	64,059
Total assets	88,199	84,200
Current liabilities
Amounts payable and accrued liabilities	12,802	11,571
Income tax payable	734	1,081
Current portion of deferred revenue	2,052	1,549
Current portion of lease liabilities	46	65
Derivative financial instrument liabilities	1,745	3,544
Total current liabilities	17,379	17,810
Lease liabilities	21	36
Deferred revenue		178
Deferred income tax liability	5,991	4,287
Provision for reclamation	887	833
Total liabilities	24,278	23,144
Equity
Share capital	165,518	164,816
Share-based payments reserve	9,088	8,807
Warrants reserve	1,700	1,700
Accumulated deficit	(121,309)	(121,423)
Equity attributable to shareholders	54,997	53,900
Non-controlling interest	8,924	7,156
Total equity	63,921	61,056
Total equity and liabilities	$ 88,199	$ 84,200